                         FORTIS-Registered Trademark-

                                   FORTIS
                                  ADVANTAGE
                               PORTFOLIOS, INC.


                                Annual Report
                               October 31, 1995

FORTIS ADVANTAGE PORTFOLIOS, INC. ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULES OF INVESTMENTS
   HIGH YIELD PORTFOLIO                                        4
   GOVERNMENT TOTAL RETURN PORTFOLIO                           8

STATEMENTS OF ASSETS AND LIABILITIES                          10

STATEMENTS OF OPERATIONS                                      11

STATEMENTS OF CHANGES IN NET ASSETS
   HIGH YIELD PORTFOLIO                                       12
   GOVERNMENT TOTAL RETURN PORTFOLIO                          13

NOTES TO FINANCIAL STATEMENTS                                 14

INDEPENDENT AUDITORS' REPORT                                  18

BOARD OF DIRECTORS AND OFFICERS                               19

OTHER PRODUCTS AND SERVICES                                   20

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HIGHLIGHTS

FOR THE YEAR ENDED OCTOBER 31, 1995

                                            CLASS A     CLASS B*     CLASS C*     CLASS H*
                                          -----------  -----------  -----------  -----------
HIGH YIELD PORTFOLIO
NET ASSET VALUE PER SHARE:
 Beginning of period....................   $    7.90    $    7.87    $    7.87    $    7.87
 End of period..........................   $    7.61    $    7.60    $    7.59    $    7.60
TOTAL RETURN@                                   8.07%        7.25%        7.12%        7.26%

DISTRIBUTIONS PER SHARE.................   $  0.8979    $  0.8185    $  0.8185    $  0.8185

GOVERNMENT TOTAL RETURN PORTFOLIO
NET ASSET VALUE PER SHARE:
 Beginning of period....................   $    7.73    $    7.64    $    7.64    $    7.64
 End of period..........................   $    8.16    $    8.13    $    8.15    $    8.13
 TOTAL RETURN@                                 13.35%       13.26%       13.53%       13.27%

DISTRIBUTIONS PER SHARE.................   $  0.5648**  $  0.4944**  $  0.4944**  $  0.4944**

 * Period from November 14, 1994 (commencement of operations) to October 31, 1995.
** Includes $0.01 per share tax return of capital.
@  These are  the Fund's  total returns  during the  periods, including  reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings charts show the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

                                [PHOTO]

"It makes sense to put part of my money into the High Yield Portfolio. I want the opportunity to earn the kind of returns that high yield bonds can offer."

                                [PHOTO]

"The Government Total Return Portfolio offers an alternative to CDs. It seemed to be the right choice for us."

DEAR SHAREHOLDER,

We're pleased to present the High Yield Portfolio and Government Total Return Portfolio (portfolios within Fortis Advantage Portfolios, Inc.) annual report for the year ended October 31, 1995.

ECONOMIC REVIEW AND INVESTMENT STRATEGIES

Over the past year, fixed income markets performed well. During 1995 alone, longer-term rates declined over 1 1/2 percent. The rally in bond prices has been caused by signs of an economic slowdown, combined with subdued inflation. The Federal Reserve confirmed the bond market's recognition of a slowdown by lowering short-term rates in July.

Recently, the consumer is showing some signs of fatigue, as indicated by reports from major department and chain stores. Retail sales rose by a very modest 0.4 percent over the past three months of the reporting period. In addition, job growth has been limited, jobless claims have drifted higher, help wanted advertising has declined, and, in general, people feel the job market is tight.

These developments point to the likelihood that economic expansion will continue, but will probably lose rather than gain momentum as we move through year-end. In this environment, with inflation stable or decreasing, it is likely that monetary policy will be more accommodating; perhaps lowering the federal funds' rate before the new year.

Meanwhile, the Federal Reserve remains on hold, awaiting the outcome of the Gingrich, Dole, Clinton compromise and final budget resolution. It seems likely that we will weather the near term debt ceiling expiration with a package that allows the government to continue to function, and we feel that some form of balanced budget legislation will pass in the near future.

In our view, this economic background has been, and continues to be, extremely favorable for fixed income markets. As long as productivity continues to rise and labor increases remain minor, the expectation for inflation should remain below 3 percent.

HIGH YIELD PORTFOLIO COMPOSITION BY INDUSTRY AS OF 10/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              OTHER                           24.3%
Leisure Time-Amusements                                 12.5%
Cable Television                                        10.1%
Cash Equivalents/Receivables                             8.1%
Retail-Grocery                                           7.7%
Chemicals                                                7.0%
Containers and Packaging                                 6.7%
Broadcasting                                             6.2%
Telecommunications                                       5.8%
Metals-Mining and Miscellaneous                          3.6%
Food-Miscellaneous                                       2.9%
Machinery                                                2.5%
Technology                                               2.6%

HIGH YIELD PORTFOLIO
TOP TEN HOLDINGS AS OF 10/31/95

                                                             Percent of
                                                             Net Assets
-----------------------------------------------------------------------
  1.  Argyle Television (9.75%) 2005                              2.0%
  2.  Renco Metals, Inc. (12.00%) 2000                            1.8%
  3.  Paging Network, Inc. (10.125%) 2007                         1.8%
  4.  Falcon Holding Group (11.00%) 2003                          1.7%
  5.  Liggett Group, Inc. (11.50%) 1999                           1.6%
  6.  Hollywood Casino Corp. (12.75%) 2003                        1.6%
  7.  Owens-Illinois, Inc. (11.00%) 2003                          1.5%
  8.  PriCellular Wireless Corp. (12.25%) 2003                    1.5%
  9.  Trump Castle Funding, Inc. (11.75%) 2003                    1.5%
 10.  Arcadian Partners (10.75%) 2005                             1.5%

HIGH YIELD PORTFOLIO
CLASS B, C AND H CUMULATIVE TOTAL RETURNS
Since Inception 11/14/94+

                                           Without       With
                                             CDSC       CDSC++
---------------------------------------------------------------
Class B shares                               +7.25%      +3.65%
Class C shares                               +7.12%      +6.12%
Class H shares                               +7.26%      +3.66%
Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate (A, B, C and H)
classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the
different classes. Class A has a maximum sales charge of 4.50%,
Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and
Class C has a CDSC of 1.00% if redeemed within one year of
purchase.
 + Date shares were first offered to the public.
++ Assumes redemption on October 31, 1995.

PORTFOLIO REVIEW

ADVANTAGE HIGH YIELD PORTFOLIO

Over the past year, the high yield bond market rallied with government and high grade corporate bond markets, but did not significantly outperform those sectors as it had done in the previous three and a half years.

Despite the low to moderate growth that the U.S. economy has demonstrated, credit quality within the high yield bond universe has actually declined during the last 12 months. We feel this negative trend is due to the large number of lower-quality bonds issued two to three years ago by companies whose prospects have not mirrored the improvements in the economy. As a result, our present view on the high yield bond market is cautious. However, we remain optimistic about the future of the high yield market for the long-term investor.

The High Yield Portfolio delivered disappointing returns during the last 12 months due to its exposure to companies whose businesses did not perform well during the period. In particular, companies involved in retail, consumer goods and gaming have suffered from weakness in consumer spending and/or extremely competitive environments.

In August, we began to reposition the portfolio by improving its overall credit quality, increasing its trading liquidity, and, most importantly, focusing on sectors such as telecommunications and broadcasting. We believe these sectors will exhibit good momentum through 1996. While this strategy has resulted in a decline in the portfolio's dividend, we believe it is better-positioned to deliver good performance in the years ahead.

HIGH YIELD PORTFOLIO CLASS A

Value of $10,000 invested January 4, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   HIGH YIELD PORTFOLIO CLASS A
Average Annual Total Return
                                                                                                              Since
                                                       1 Year                     5 Year           January 4, 1988@
With Sales Charge*                                      3.21%                     17.53%                      8.40%
Without Sales Charge**                                  8.07%                     18.61%                      9.04%
                                              Lehman Brothers       High Yield Portfolio
                                          High Yield Index***                    Class A
01/04/88                                               10,000                      9,550
88                                                     11,135                     10,395
89                                                     11,352                     10,208
90                                                      9,893                      8,008
91                                                     14,708                     12,474
92                                                     16,950                     14,245
93                                                     19,985                     17,142
94                                                     20,232                     17,396
95                                                     23,476                     18,800

                      Annual period ended October 31

Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of lower quality, high yield corporate debt securities.
 @ Date shares were first offered to the public.

GOVERNMENT TOTAL RETURN PORTFOLIO COMPOSITION BY INDUSTRY AS OF 10/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     U.S. TREASURY SECURITIES                 29.9%
GNMA's                                                  17.2%
FNMA's                                                  16.4%
FHLMC's                                                  9.3%
Receivables/Cash Equivalents                             8.8%
Other Direct Federal Obligations                         5.9%
Miscellaneous                                            3.3%
Other Government Agencies                                3.3%
Whole Loan Residential                                   2.5%
Manufactured Homes                                       2.4%
Multi-Family Loans                                       1.0%

GOVERNMENT TOTAL RETURN PORTFOLIO
TOP TEN HOLDINGS AS OF 10/31/95

                                                             Percent of
                                                             Net Assets
-----------------------------------------------------------------------
  1.  U.S. Treasury Note (9.00%) 1998                             7.7%
  2.  U.S. Treasury Bond (8.125%) 2021                            6.6%
  3.  FHLB (7.31%) 2004                                           5.9%
  4.  GNMA (8.00%) 2022                                           5.6%
  5.  U.S. Treasury Note (9.375%) 1996                            4.3%
  6.  U.S. Treasury Note (7.875%) 2004                            3.6%
  7.  FNMA (8.50%) 2005                                           3.4%
  8.  U.S. Treasury Note (8.75%) 1997                             3.4%
  9.  FNMA (8.50%) 2022                                           3.3%
 10.  Green Tree Financial Corp. (7.65%) 2019                     3.3%

GOVERNMENT TOTAL RETURN PORTFOLIO
CLASS B, C AND H CUMULATIVE TOTAL RETURNS
Since Inception 11/14/94+

                                            Without       With
                                             CDSC        CDSC++
-----------------------------------------------------------------
Class B shares                               +13.26%       +9.66%
Class C shares                               +13.53%      +12.53%
Class H shares                               +13.27%       +9.67%
Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate (A, B, C and H)
classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and
H have a CDSC of 4.00% (with a waiver of 10% of the amount
invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
 + Date shares were first offered to the public.
++ Assumes redemption on October 31, 1995.

ADVANTAGE GOVERNMENT TOTAL RETURN PORTFOLIO

Currently, the effective duration on the Advantage Government Total Return Portfolio is 4.4 years. Recent changes in the make-up of the portfolio were relatively minor. The portion of mortgage-backed securities declined slightly, from about 44 percent at midyear to its current level of nearly 36 percent. The percentage committed to non-mortgage-backed government securities was increased from about 52 percent at midyear to the current amount of nearly 55 percent. This positioning is consistent with our favorable outlook for the bond market.

GOVERNMENT TOTAL RETURN PORTFOLIO CLASS A

Value of $10,000 invested May 28, 1986

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GOVERNMENT TOTAL RETURN PORTFOLIO
             CLASS A
Average Annual Total Return
                                                                                                              Since
                                                       1 Year                     5 Year              May 28, 1986@
With Sales Charge*                                     +8.25%                     +4.97%                     +6.10%
Without Sales Charge**                                +13.35%                     +5.94%                     +6.62%
                                              Lehman Brothers    Government Total Return
                                     Intermediate Gov't Index                    Class A
5/28/86                                                10,000                      9,550
86                                                     10,629                      9,955
87                                                     10,973                     10,196
88                                                     11,950                     11,140
89                                                     13,193                     11,939
90                                                     14,226                     13,100
91                                                     16,120                     14,333
92                                                     17,708                     15,155
93                                                     19,338                     16,650
94                                                     19,030                     15,421
95                                                     21,292                     17,480

                      Annual period ended October 31

Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government bonds with an average maturity of three to four years.
 @ Date shares were first offered to the public.

IN CLOSING

We appreciate your investment in the Fortis Advantage Portfolios. If you have any questions, please call us or talk with your investment professional.

Sincerely,

         [SIG]                          [SIG]
Dean C. Kopperud                        Howard G. Hudson
President                               Vice President

November 21, 1995

FORTIS ADVANTAGE HIGH YIELD PORTFOLIO
Schedule of Investments
October 31, 1995

COMMON STOCKS-0.44%

--------------------------------------------------------------------------------
                                                                   Market
 Shares                                                Cost (b)   Value (c)
---------                                             ----------  ---------
           APPAREL-0.03%
    1,250  Hosiery Corp. of America, Class A (a)
             (f)....................................  $   21,150  $  50,000
                                                      ----------  ---------
           BROADCASTING-0.06%
    1,000  Commodore Media (Warrants) (a) (f).......      26,500     90,000
                                                      ----------  ---------
           CABLE TELEVISION-0.02%
   10,000  American Telecasting, Inc. (Warrants)
             (a)....................................      20,000     26,250
                                                      ----------  ---------
           CONSUMER GOODS-0.00%
    1,800  Chattem, Inc. (Warrants) (a).............      18,424        630
   17,400  Drypers Corp. (Warrants) (a) (f).........      52,200        174
                                                      ----------  ---------
                                                          70,624        804
                                                      ----------  ---------
           CONTAINERS AND PACKAGING-0.03%
    2,000  RXI Holdings, Inc. (Warrants) (a) (f)....      38,954     38,700
                                                      ----------  ---------
           LEISURE TIME-AMUSEMENTS-0.01%
    4,565  Boomtown (Warrants) (a)..................      28,942      1,141
   26,670  Capital Gaming (a).......................     133,350      6,401
   22,750  Capital Gaming (Warrants) (a)............      35,440        455
    6,000  Casino Magic Finance Corp. (Warrants)
             (a)....................................       9,000        300

                                                                   Market
 Shares                                                Cost (b)   Value (c)
---------                                             ----------  ---------
    6,000  Hemmeter Enterprises, Inc. (Warrants)
             (a)....................................  $   24,000  $      60
                                                      ----------  ---------
                                                         230,732      8,357
                                                      ----------  ---------
           MACHINERY-0.03%
    1,250  MVE, Inc. (Warrants) (a).................       8,594     37,500
    7,500  Terex Corp. (Rights) (a).................      18,750        750
                                                      ----------  ---------
                                                          27,344     38,250
                                                      ----------  ---------
           RETAIL-GROCERY-0.15%
   20,697  Grand Union Co. (a)......................     434,848    222,493
                                                      ----------  ---------
           RETAIL-MISCELLANEOUS-0.10%
    1,000  Petro PSC Properties, L.P. (Warrants)
             (a)....................................      36,570     32,000
    5,397  Southland Corp. (Warrants) (a)...........       1,991     10,119
   28,500  Thrifty Payless Holdings, Inc. (Warrants)
             (a)....................................     160,500    114,000
                                                      ----------  ---------
                                                         199,061    156,119
                                                      ----------  ---------
           STEEL AND IRON-0.01%
    1,250  Gulf States Steel (Warrants) (a) (f).....      13,651      8,750
                                                      ----------  ---------
           TOTAL COMMON STOCKS......................  $1,082,864  $ 639,723
                                                      ----------  ---------

PREFERRED STOCKS-0.14%

--------------------------------------------------------------------------------
                                                               Market
    Shares                                       Cost (b)    Value (c)
  ----------                                     ---------  ------------
            MACHINERY-0.14%
    25,000  Terex Corp. (Warrants) (a) (h).....  $50,000     $  212,500
                                                 ---------  ------------

CORPORATE BONDS-INVESTMENT GRADE-1.04%

--------------------------------------------------------------------------------
                                                          Standard
                                                          & Poor's
  Principal                                                Rating                   Market
    Amount                                              (Unaudited)    Cost (b)   Value (c)
  ----------                                            ------------  ----------  ----------
            HOTEL AND MOTEL-1.04%
  $1,500,000 Renaissance Hotel Group Finance Corp.,
              8.875% 10-1-2005........................    BBB         $1,498,528  $1,528,125
                                                                      ----------  ----------

CORPORATE BONDS-NON-INVESTMENT GRADE-90.54%

--------------------------------------------------------------------------------
                                                          Standard
                                                          & Poor's
  Principal                                                Rating                      Market
    Amount                                              (Unaudited)     Cost (b)     Value (c)
  ----------                                            ------------  ------------  ------------
            AEROSPACE AND EQUIPMENT-1.23%
  $1,250,000 K & F Industries, Inc., 11.875% Sr Secured
              Note 12-1-2003..........................    B+          $  1,185,000  $  1,325,000
    500,000 Sabreliner Corp., 12.50% Sr Note
              4-15-2003...............................    B+               420,000       472,500
                                                                      ------------  ------------
                                                                         1,605,000     1,797,500
                                                                      ------------  ------------
            AIRLINES-1.72%
  1,000,000 Northwest Airlines Trust No. 2, 13.875%
              Ser D Sub Aircraft Note 6-21-2008.......    Ba3*           1,000,000     1,152,920
  1,500,000 U.S. Air, Inc., 10.00% Sr Note 7-1-2003...    CCC+           1,351,875     1,365,000
                                                                      ------------  ------------
                                                                         2,351,875     2,517,920
                                                                      ------------  ------------
            BROADCASTING-6.09%
  1,200,000 Allbritton Communications Co., 11.50% Sr
              Sub Deb 8-15-2004.......................    B-             1,272,000     1,273,500
  3,000,000 Argyle Television, 9.75% Sr Sub Note
              11-01-2005 (g)..........................    B-             3,000,000     3,007,500
  1,250,000 Commodore Media, 12.71% Sr Sub Note
              5-1-2003................................    NR             1,085,558     1,131,250
  1,500,000 Paxson Communications Corp., 11.625% Sr
              Sub Note 10-1-2002 (f)..................    B-             1,482,450     1,477,500

--------------------------------------------------------------------------------

                                                          Standard
                                                          & Poor's
  Principal                                                Rating                      Market
    Amount                                              (Unaudited)     Cost (b)     Value (c)
  ----------                                            ------------  ------------  ------------
  $2,000,000 Sinclair Broadcasting, Inc., 10.00% Sr Sub
              Note 9-30-2005..........................    B+          $  2,000,000  $  2,055,000
                                                                      ------------  ------------
                                                                         8,840,008     8,944,750
                                                                      ------------  ------------
            CABLE TELEVISION-10.08%
  2,144,001 American Telecasting, Inc., 12.75% Sr Sub
              Disc Note 6-15-2004 (Zero coupon until
              6-15-1999) (e)..........................    CCC+           1,277,003     1,388,241
  2,500,000 Australis Media, 9.31% Sr Sub Note
              5-15-2003 (Zero coupon until 5-15-2000)
              (and warrants) (e)......................    CCC            1,654,526     1,800,000
  2,250,000 Bell Cablemedia PLC, 11.875% Sr Disc Note
              9-15-2005 (Zero coupon until 9-15-2000)
              (e) (f).................................    BB-            1,283,002     1,316,250
  1,500,000 Comcast Corp., 9.375% Sr Sub Deb
              5-15-2005...............................    B+             1,530,250     1,545,000
  2,000,000 Continental Cablevision, Inc., 9.50% Sr
              Deb 8-1-2013............................    BB+            2,070,000     2,100,000
  2,656,986 Falcon Holding Group, L.P., 11.00% Sr Sub
              Note Ser B 9-15-2003 (Interest is
              Payable-in-Kind)........................    NR             2,611,699     2,501,285
  1,500,000 Telewest plc, 11.00% Sr Disc Deb 10-1-2007
              (Zero coupon until 10-1-2000) (e).......    BB               888,695       877,500
  1,500,000 Telewest plc, 9.625% Sr Deb 10-1-2006.....    BB             1,503,125     1,498,125
  3,000,000 Videotron Holdings plc, 11.67% Sr Disc
              Note 8-15-2005 (Zero coupon until
              8-15-2000) (e) (g)......................    B+             1,719,342     1,773,750
                                                                      ------------  ------------
                                                                        14,537,642    14,800,151
                                                                      ------------  ------------
            CHEMICALS-7.05%
  1,750,000 Acetex Corp., 9.75% Sr Secured Note
              10-1-2003 (f)...........................    BB-            1,751,722     1,793,750
  2,000,000 Arcadian Partners L.P., 10.75% Sr Note Ser
              B 5-1-2005..............................    BB-            2,085,859     2,155,000
  1,500,000 Harris Chemical North America, Inc.,
              11.66% Sr Secured Disc Note 7-15-2001
              (Zero coupon until 1-15-1996) (e).......    B+             1,386,727     1,318,125
  2,000,000 Indspec Chemical Corp., 11.50% Sr Sub Disc
              Note Ser B 12-1-2003 (Zero coupon until
              12-1-1998) (e)..........................    B-             1,405,354     1,360,000
  1,500,000 LaRoche Industries, Inc., 13.00% Sr Sub
              Note 8-15-2004..........................    B              1,569,375     1,597,500
  2,000,000 NL Industries, Inc., 11.75% Sr Secured
              Note 10-15-2003.........................    B              2,130,000     2,120,000
                                                                      ------------  ------------
                                                                        10,329,037    10,344,375
                                                                      ------------  ------------
            CONSUMER GOODS-0.75%
  1,135,000 Chattem, Inc., 12.75% Sr Sub Note Ser B
              6-15-2004...............................    B-             1,108,722     1,100,950
                                                                      ------------  ------------
            CONTAINERS AND PACKAGING-6.71%
  2,000,000 Owens-Illinois, Inc., 11.00% Sr Deb
              12-1-2003...............................    BB             2,187,500     2,217,500
  1,750,000 Riverwood International Corp., 10.75% Sr
              Note 6-15-2000..........................    B+             1,850,000     1,846,250
  2,000,000 RXI Holdings, Inc., 14.00% Sr Secured Note
              7-15-2002 (f)...........................    B-             1,976,204     1,961,300
  1,750,000 Silgan Corp., 11.75% Sr Sub Note
              6-15-2002...............................    B-             1,846,250     1,855,000
  2,000,000 Stone Container Corp., 9.875% Sr Note
              2-1-2001................................    B+             1,990,000     1,980,000
                                                                      ------------  ------------
                                                                         9,849,954     9,860,050
                                                                      ------------  ------------
            COSMETICS AND SUNDRIES-1.05%
  1,500,000 Revlon Consumer Products Corp., 10.50% Sr
              Sub Note 2-15-2003......................    B-             1,512,812     1,543,125
                                                                      ------------  ------------
            FOOD-MISCELLANEOUS-2.86%
  1,500,000 Curtice-Burns Foods Inc., 12.25% Sr Sub
              Note 2-1-2005...........................    B              1,531,250     1,560,000
  1,250,000 Envirodyne Industries, Inc., 12.00% First
              Priority Sr Secured Note 6-15-2000
              (f).....................................    NR             1,240,625     1,234,375
  1,650,000 Specialty Foods Corp., 11.25% Sr Sub Note
              8-15-2003...............................    B-             1,478,750     1,398,375
                                                                      ------------  ------------
                                                                         4,250,625     4,192,750
                                                                      ------------  ------------
            FOOD SERVICE-0.35%
    500,000 SC International, Inc., 13.00% Sr Sub Deb
              10-1-2005 (g)...........................    B                500,000       512,500
                                                                      ------------  ------------
            FOREST PRODUCTS-1.28%
  2,000,000 Pacific Lumber Co., 10.50% Sr Note
              3-1-2003................................    B+             1,900,000     1,880,000
                                                                      ------------  ------------
            HEALTH CARE SERVICES-1.04%
  1,500,000 Tenet Healthcare Corp., 8.625% Sr Note
              12-1-2003...............................    B+             1,495,009     1,533,750
                                                                      ------------  ------------
            HOTEL AND MOTEL-1.37%
  2,000,000 Host Marriott Properties, Inc., 9.50% Sr
              Note 5-15-2005 (f)......................    BB-            1,941,077     2,010,000
                                                                      ------------  ------------
            HOUSING-0.64%
  1,000,000 MDC Holdings, Inc., 11.125% Note
              12-15-2003..............................    B                933,874       940,000
                                                                      ------------  ------------
            INDUSTRIAL-0.57%
  1,000,000 American Standard, Inc., 9.45% Sr Sub Deb
              6-1-2005 (Zero coupon until 6-1-1998)
              (e).....................................    B+               830,442       837,500
                                                                      ------------  ------------
            LEISURE TIME-AMUSEMENTS-12.46%
  2,000,000 Bally's Park Place, Inc., 9.25% First Mtg
              Bond 3-15-2004..........................    BB             1,890,338     1,972,500
  1,250,000 Boomtown, Inc., 11.50% First Mtg Note
              11-1-2003...............................    B+             1,175,841     1,075,000

FORTIS ADVANTAGE HIGH YIELD PORTFOLIO
Schedule of Investments
October 31, 1995

CORPORATE BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                          Standard
                                                          & Poor's
  Principal                                                Rating                      Market
    Amount                                              (Unaudited)     Cost (b)     Value (c)
  ----------                                            ------------  ------------  ------------
  $1,250,000 Capital Gaming International, Inc., 11.50%
              Secured Note 2-1-2001 (a) (g)...........    Caa*        $    868,640  $    625,000
    500,000 Casino Magic Finance Corp., 11.50% First
              Mtg Note Cl B 10-15-2001................    B+               417,500       417,500
  1,250,000 GNF Corp., 10.625% 1st Mtg Note
              4-1-2003................................    BB             1,037,245     1,087,500
     60,368 Hemmeter Enterprises, Inc., 12.00% Sr
              Secured Note 12-15-2000 (Interest is
              Payable-in-Kind) (h)....................    NR                 7,962        24,714
  2,500,000 Hollywood Casino Corp., 12.75% Sr Secured
              Note 11-1-2003 (g)......................    B+             2,380,565     2,350,000
  2,000,000 Pioneer Finance Corp., 13.50% First Mtg
              Bond 12-1-1998..........................    B-             1,641,250     1,600,000
  2,000,000 Players International, Inc. 10.875% Sr
              Note 4-15-2005..........................    BB             1,983,750     1,911,252
  1,349,000 Royal Caribbean Cruises, Ltd., 11.375% Sr
              Sub Note 5-15-2002......................    BB+            1,473,323     1,483,900
  1,000,000 Showboat, Inc., 13.00% Sr Sub Note
              8-1-2009 (g)............................    B              1,082,500     1,090,000
  2,750,000 Trump Castle Funding, Inc., 11.75% First
              Mtg Bond 11-15-2003 (g).................    Caa*           1,969,087     2,172,500
  1,250,000 Trump Plaza Funding, 10.875% First Mtg
              Note 6-15-2001..........................    B+             1,008,664     1,168,750
  1,552,139 Trump Taj Mahal Funding, Inc., 11.35%
              First Mtg Note 11-15-1999 (Interest is
              9.375% cash and 1.975%
              Payable-in-Kind)........................    Caa*           1,305,301     1,324,673
                                                                      ------------  ------------
                                                                        18,241,966    18,303,289
                                                                      ------------  ------------
            MACHINERY-2.43%
  1,250,000 MVE, Inc., 12.50% Sr Secured Note
              2-15-2002...............................    B+             1,241,993     1,300,000
  1,000,000 Specialty Equipment Companies, Inc.,
              11.375% Sr Sub Note 12-1-2003...........    B-             1,000,000     1,035,000
  1,300,000 Spreckels Industries, Inc., 11.50% Sr
              Secured Note 9-1-2000...................    B              1,310,875     1,238,250
                                                                      ------------  ------------
                                                                         3,552,868     3,573,250
                                                                      ------------  ------------
            METALS-MINING AND MISCELLANEOUS-3.60%
  1,550,000 Haynes International, Inc., 11.25% Sr
              Secured Note Ser A 6-15-1998............    CCC+           1,511,250     1,488,000
  1,750,000 Haynes International, Inc., 13.50% Sr Sub
              Deb 8-15-1999...........................    CCC-           1,115,000     1,102,500
  2,500,000 Renco Metals, Inc., 12.00% Sr Note
              7-15-2000...............................    B+             2,586,562     2,700,000
                                                                      ------------  ------------
                                                                         5,212,812     5,290,500
                                                                      ------------  ------------
            MISCELLANEOUS-1.25%
  2,000,000 Jordan Industries, Inc., 10.375% Sr Note
              8-1-2003................................    B+             1,892,500     1,830,000
                                                                      ------------  ------------
            OFFICE EQUIPMENT AND SUPPLIES-1.39%
  1,300,000 Mail-Well Corp., 10.50% Sr Sub Note
              2-15-2004...............................    B              1,271,000     1,235,000
    800,000 Williamhouse-Regency of Delaware, Inc.,
              11.50% Sr Sub Deb 6-15-2005.............    B-               789,500       800,000
                                                                      ------------  ------------
                                                                         2,060,500     2,035,000
                                                                      ------------  ------------
            PRINTING-0.62%
  1,350,000 U.S. Banknote Corp., 11.625% Sr Note Ser B
              8-1-2002................................    B-             1,281,061       904,500
                                                                      ------------  ------------
            PUBLISHING-0.99%
  2,000,000 Marvel (Parent) Holdings, Inc., 12.25% Sr
              Secured Zero Coupon Disc Note 4-15-1998
              (e).....................................    B-             1,497,624     1,460,000
                                                                      ------------  ------------
            RESTAURANTS AND FRANCHISING-1.24%
  2,502,000 Flagstar Corp., 11.25% Sr Sub Deb
              11-1-2004...............................    CCC+           2,380,280     1,813,950
                                                                      ------------  ------------
            RETAIL-GROCERY-7.57%
  2,000,000 Bruno's, Inc., 10.50% Sr Sub Note 8-1-2005
              (g).....................................    B-             1,962,500     1,960,000
  1,000,000 Dominick's Finer Foods, Inc., 10.875% Sr
              Sub Note 5-1-2005.......................    B-             1,022,500     1,052,500
  2,295,153 Farm Fresh Holdings Corp.,14.25% Sr Note
              10-1-2002) (Interest is Payable-in-Kind
              thru 10-1-1997).........................    CCC+             838,501       969,664
  1,500,000 Grand Union Co., 12.00% Sr Note 9-1-2004
              (g).....................................    B-             1,439,062     1,443,750
  1,422,932 Kash N Karry Corp., 11.50% Sr Note
              2-1-2003 (Interest is Payable in
              Kind)...................................    B-             1,273,783     1,392,336
    750,000 Pantry (The), Inc., 12.00% Sr Note Ser B
              11-15-2000..............................    B+               743,750       723,750
    350,000 Pay 'N' Pak Stores, Inc., 13.50% Sr Sub
              Deb 6-1-1998 (a)........................    Ca*              350,000         1,750
  1,500,000 Purity Supreme, Inc., 11.75% Sr Secured
              Note 8-1-1999...........................    CCC+           1,636,875     1,629,375
  2,000,000 Ralphs Grocery Co., 11.00% Sr Sub Note
              6-15-2005 (g)...........................    B-             1,953,125     1,940,000
                                                                      ------------  ------------
                                                                        11,220,096    11,113,125
                                                                      ------------  ------------
            RETAIL-MISCELLANEOUS-2.55%
  1,000,000 Color Tile, Inc., 10.75% Sr Note
              12-15-2001 (a)..........................    CCC+             590,000       390,000
  1,500,000 Farm Fresh, Inc., 12.25% Sr Note
              10-1-2000...............................    B-             1,525,000     1,237,500
  2,000,000 Thrifty Payless, Inc., 12.25% Sr Sub Note
              4-15-2004 (g)...........................    B-             1,847,938     2,120,000
                                                                      ------------  ------------
                                                                         3,962,938     3,747,500
                                                                      ------------  ------------

--------------------------------------------------------------------------------

                                                          Standard
                                                          & Poor's
  Principal                                                Rating                      Market
    Amount                                              (Unaudited)     Cost (b)     Value (c)
  ----------                                            ------------  ------------  ------------
            STEEL AND IRON-1.53%
  $1,000,000 AK Steel Corp., 10.75% Sr Note 4-1-2004...   BB-         $  1,075,000  $  1,090,000
  1,250,000 Gulf States Steel Corp., 13.50% First Mtg
              Note 4-15-2003..........................    B              1,236,349     1,162,500
                                                                      ------------  ------------
                                                                         2,311,349     2,252,500
                                                                      ------------  ------------
            TECHNOLOGY-2.55%
  2,000,000 Computervision Corp., 11.375% Sr Sub Note
              8-15-1999...............................    CCC+           1,724,688     2,080,000
  1,650,000 Genicom Corp., 12.50% Sr Sub Note
              2-15-1997...............................    NR             1,465,500     1,670,625
                                                                      ------------  ------------
                                                                         3,190,188     3,750,625
                                                                      ------------  ------------
            TELECOMMUNICATIONS-5.84%
  1,250,000 A+ Communications, Inc., 11.875% Sr Sub
              Note 11-1-2005 (g)......................    CCC+           1,240,935     1,253,125
    750,000 Metrocall, Inc., 10.375% Sr Sub Note
              10-1-2007...............................    B-               750,000       768,750
  1,500,000 Mobile Telecommunications, 13.50% Sr Note
              12-15-2002..............................    BB-            1,676,250     1,691,250
  2,500,000 Paging Network, Inc., 10.125% Sr Sub Note
              8-1-2007................................    B              2,536,250     2,662,500
  3,000,000 PriCellular Wireless Corp., 12.25% Sr Disc
              Note 10-1-2003 (Zero coupon until
              10-1-1998) (e) (g)......................    CCC+           2,121,563     2,205,000
                                                                      ------------  ------------
                                                                         8,324,998     8,580,625
                                                                      ------------  ------------
            TOBACCO-1.63%
  3,000,000 Liggett Group, Inc., 11.50% Ser B Secured
              Note 2-1-1999...........................    NR             2,196,625     2,400,000
                                                                      ------------  ------------
            TRANSPORTATION-1.16%
  1,750,000 Fruehauf Trailer Corp., 14.75% Sr Secured
              Note 4-30-2002..........................    NR             1,688,750     1,697,500
                                                                      ------------  ------------
            WASTE DISPOSAL-0.94%
  1,290,000 Allied Waste Industries, Inc., 12.00% Sr
              Sub Note 2-1-2004.......................    B              1,262,450     1,373,850
                                                                      ------------  ------------
            TOTAL CORPORATE BONDS - NON-INVESTMENT
              GRADE...................................                 132,263,082   132,941,535
                                                                      ------------  ------------
            TOTAL CORPORATE BONDS.....................                 133,761,610   134,469,660
                                                                      ------------  ------------
            TOTAL LONG-TERM INVESTMENTS...............                $134,894,474  $135,321,883
                                                                      ------------  ------------

SHORT-TERM INVESTMENTS-3.78%

--------------------------------------------------------------------------------
Principal                                                      Market
  Amount                                                      Value (c)
----------                                                  -------------
            BANKS-2.89%
$4,240,000  First Trust Money Market Variable Rate Time
              Deposit, Current rate -- 5.62%..............  $   4,240,000
                                                            -------------
            DIVERSIFIED FINANCE-0.89%
 1,306,000  Associates Corp. Master Variable Rate Note,
              Current rate -- 5.79%.......................      1,306,000
                                                            -------------
            TOTAL SHORT-TERM INVESTMENTS..................      5,546,000
                                                            -------------
            TOTAL INVESTMENTS IN SECURITIES
                (COST: $140,440,474) (B)..................  $ 140,867,883
                                                            -------------
                                                            -------------

 (a) Presently non-income producing. For corporate debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At October 31, 1995, the cost of securities for federal income tax purposes was $140,448,121 and the aggregate gross unrealized appreciation and depreciation based on that cost was:
    Unrealized appreciation ........................................ $ 4,070,628
    Unrealized depreciation .......................................  (3,650,866)

             -------------------------------------------------------------------
    Net unrealized appreciation ..................................... $  419,762

             -------------------------------------------------------------------
 (c) See Note A of accompanying Notes to Financial Statements regarding valuation of Securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (e) The interest rate disclosed for these securities represent the original issue discount yields on the date of acquisition.
 (f) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities, the value of these securities at October 31, 1995 is $9,980,799 which represents 6.79% of net assets.
 (g) Security is fully or partially on loan at October 31, 1995. See Note 1 of accompanying Notes to Financial Statements.
 (h) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by The Board of Directors, these issues are deemed to be liquid.
  * Moody's Rating.

FORTIS ADVANTAGE GOVERNMENT TOTAL RETURN PORTFOLIO
Schedule of Investments
October 31, 1995

ASSET BACKED SECURITIES-9.19%

--------------------------------------------------------------------------------
                                                                       Standard
                                                                       & Poor's
 Principal                                                              Rating                   Market
   Amount                                                            (Unaudited)    Cost (a)   Value (b)
------------                                                         ------------  ----------  ----------
            MANUFACTURED HOMES-2.40%
 $1,500,000 Oakwood Mtg Investors, Inc., 7.10% Ser 1995-A Cl A3
              9-15-2020............................................    AAA         $1,498,615  $1,509,471
                                                                                   ----------  ----------
            MISCELLANEOUS-3.31%
  2,000,000 Green Tree Financial Corp., 7.65% Ser 1994-1 Class A5
              Sr Sub Pass Thru Certificate 4-15-2019...............    AA2         1,992,690   2,081,210
                                                                                   ----------  ----------
            MULTI-FAMILY LOANS-0.96%
    600,000 Paine Webber Mortgage Acceptance Corp. IV, 6.70% Series
              1995-M1 Class A 10-1-2007(f).........................    AAA           600,372     600,375
                                                                                   ----------  ----------
            WHOLE LOAN RESIDENTIAL-2.52%
  1,558,940 Residential Resources, Inc., 9.50% Series 14 Class A
              Busted PAC 12-1-2018.................................    AAA         1,596,088   1,587,467
                                                                                   ----------  ----------
            TOTAL ASSET BACKED SECURITIES..........................                $5,687,765  $5,778,523
                                                                                   ----------  ----------

U.S. GOVERNMENT SECURITIES-82.09%

--------------------------------------------------------------------------------
   Principal                                                                            Market
     Amount                                                              Cost (a)     Value (b)
  ------------                                                         ------------  ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION-9.28%
              MORTGAGE BACKED SECURITIES:
  $    359,090 9.00% 2001-2018........................................ $    347,786  $    372,556
     1,622,391 9.50% 2016.............................................    1,735,413     1,712,636
       260,042 11.25% 2014............................................      279,897       288,077
       421,344 11.50% 2019............................................      450,225       468,219
       286,761 12.50% 2019............................................      311,295       322,965
                                                                       ------------  ------------
                                                                          3,124,616     3,164,453
                                                                       ------------  ------------
              REMIC-PAC'S:
     1,109,036 9.00% 2020.............................................    1,114,403     1,139,689
     1,500,000 9.50% 2003.............................................    1,526,171     1,533,808
                                                                       ------------  ------------
                                                                          2,640,574     2,673,497
                                                                       ------------  ------------
              TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION...........     5,765,190     5,837,950
                                                                       ------------  ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION-16.42%
              MORTGAGE BACKED SECURITIES:
     1,000,000 6.50% 2010 (e).........................................      987,656       991,557
     2,026,685 8.50% 2022.............................................    2,139,225     2,101,407
       351,773 10.50% 2014............................................      375,253       387,500
       350,445 11.50% 2015............................................      382,264       392,389
       248,663 12.00% 2011............................................      272,716       280,445
       249,583 12.50% 2015............................................      278,132       283,198
                                                                       ------------  ------------
                                                                          4,435,246     4,436,496
                                                                       ------------  ------------
              NOTES:
     2,000,000 6.85% 2000.............................................    2,000,000     2,047,732
     1,500,000 7.40% 2004.............................................    1,574,485     1,614,939
     2,000,000 8.50% 2005.............................................    2,076,227     2,164,604
                                                                       ------------  ------------
                                                                          5,650,712     5,827,275
                                                                       ------------  ------------
              REMIC-PAC'S:
        57,202 13.50% 2017............................................       65,447        58,150
                                                                       ------------  ------------
              TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION............    10,151,405    10,321,921
                                                                       ------------  ------------

   Principal                                                                            Market
     Amount                                                              Cost (a)     Value (b)
  ------------                                                         ------------  ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-17.24%
              MORTGAGE BACKED SECURITIES:
  $  1,628,331 7.50% 2022............................................. $  1,631,331  $  1,651,220
     3,945,838 8.00% 2017-2022........................................    4,046,355     4,064,189
       541,302 9.00% 2016.............................................      573,482       564,476
     1,187,419 Fleet Mtg Securities Class D, 9.125% 2018 (GNMA
                Backed)..............................................     1,214,279     1,213,054
     3,151,132 9.50% 2016-2019........................................    3,296,740     3,347,216
                                                                       ------------  ------------
              TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION.........    10,762,187    10,840,155
                                                                       ------------  ------------
              OTHER DIRECT FEDERAL OBLIGATIONS-5.94%
              FEDERAL HOME LOAN BANK:
     3,500,000 7.31% 2004.............................................    3,510,840     3,734,504
                                                                       ------------  ------------
              OTHER GOVERNMENT AGENCIES-3.28%
              RESOLUTION FUNDING CORPORATION:
     7,000,000 8.395% Zero Coupon Strip 2014 (d)......................    1,818,842     2,059,883
                                                                       ------------  ------------
              U.S. TREASURY SECURITIES-29.93%
              BONDS:
       250,000 7.50% 2024.............................................      269,326       286,094
     3,440,000 8.125% 2021............................................    3,891,256     4,161,320
                                                                       ------------  ------------
                                                                          4,160,582     4,447,414
                                                                       ------------  ------------
              NOTES:
     1,080,000 5.75% 2003.............................................    1,065,691     1,064,475
     1,360,000 6.375% 2002............................................    1,389,934     1,394,000
     2,000,000 7.875% 2004............................................    2,073,872     2,254,372
     2,000,000 8.75% 1997.............................................    2,086,029     2,114,372
     4,500,000 9.00% 1998.............................................    4,780,861     4,848,750
     2,650,000 9.375% 1996............................................    2,683,019     2,694,719
                                                                       ------------  ------------
                                                                         14,079,406    14,370,688
                                                                       ------------  ------------
              TOTAL U.S. TREASURY SECURITIES.........................    18,239,988    18,818,102
                                                                       ------------  ------------
              TOTAL U.S. GOVERNMENT SECURITIES.......................    50,248,452    51,612,515
                                                                       ------------  ------------
              TOTAL LONG-TERM DEBT SECURITIES........................  $ 55,936,217  $ 57,391,038
                                                                       ------------  ------------

SHORT-TERM INVESTMENTS-9.16%

--------------------------------------------------------------------------------
   Principal                                              Market
    Amount                                              Value (b)
  -----------                                          ------------
             DIVERSIFIED FINANCE-2.33%
  $1,468,000 Associates Corp. Master Variable Rate
               Note, Current rate -- 5.79%............. $ 1,468,000
                                                       ------------
             U.S. OTHER DIRECT FEDERAL OBLIGATIONS-6.83%
   2,300,000 Federal Home Loan Bank, 5.71%,
               11-9-1995...............................   2,296,768
   2,000,000 Federal Farm Credit Bank, 5.72%,
               11-13-1995..............................   1,995,934
                                                       ------------
                                                         4,292,702
                                                       ------------
             TOTAL SHORT-TERM INVESTMENTS..............   5,760,702
                                                       ------------
             TOTAL INVESTMENTS IN SECURITIES (COST:
               $61,696,919) (A)........................ $63,151,740
                                                       ------------
                                                       ------------

 (a) At October 31, 1995, the cost of securities for federal income tax purposes was $62,330,575 and the aggregate gross unrealized appreciation and depreciation based on that cost was:
    Unrealized appreciation ......................................... $1,376,455
    Unrealized depreciation .........................................  (555,290)

--------------------------------------------------------------------------------
    Net unrealized appreciation ...................................... $ 821,165

--------------------------------------------------------------------------------
 (b) See Note A of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the original issue discount yields on the date of acquisition.
 (e) The cost of securities purchased on a when-issued basis at October 31, 1995, is $987,656.
 (f) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other 'accredited investors'. These investments have been identified by portfolio management as illiquid securities. The value of these securities at October 31, 1995 is $600,375 which represents 0.95% of net assets.

Fortis Advantage Portfolios, Inc.

Statements of Assets and Liabilities

October 31, 1995

--------------------------------------------------------------------------------
                                                                                         GOVERNMENT
                                                                            HIGH            TOTAL
                                                                            YIELD          RETURN
                                                                          PORTFOLIO       PORTFOLIO
                                                                        -------------   -------------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost $140,440,474; and $61,696,919;
    respectively) (Note 1)............................................  $ 140,867,883   $ 63,151,740
  Cash on deposit with custodian......................................             --         21,926
  Collateral for securities lending transactions (Note 1).............     14,001,600             --
  Receivables:
    Investment securities sold........................................      2,480,625         35,297
    Interest and dividends............................................      3,734,759        874,251
    Subscriptions of capital stock....................................        361,823             20
  Deferred registration costs (Note 1)................................         17,263         15,607
  Prepaid expenses....................................................            165             --
                                                                        -------------   -------------
TOTAL ASSETS..........................................................    161,464,118     64,098,841
                                                                        -------------   -------------
LIABILITIES:
  Cash portion of dividends payable...................................        513,092        120,344
  Payable upon return of securities loaned (Note 1)...................     14,001,600             --
  Payable for investment securities purchased.........................             --        987,656
  Redemptions of capital stock........................................          2,492         61,018
  Payable for investment advisory and management fees (Note 2)........         89,767         42,450
  Payable for distribution fees (Note 2)..............................          7,977          2,471
  Accounts payable and accrued expenses...............................         10,245         12,756
                                                                        -------------   -------------
TOTAL LIABILITIES.....................................................     14,625,173      1,226,695
                                                                        -------------   -------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per share-authorized
    10,000,000,000 shares.............................................    161,185,639     75,445,312
  Unrealized appreciation of investments..............................        427,409      1,454,821
  Undistributed (excess distributions of) net investment income.......         98,588       (120,344)
  Accumulated net realized loss from sale of investments..............    (14,872,691)   (13,907,643)
                                                                        -------------   -------------
TOTAL NET ASSETS......................................................  $ 146,838,945   $ 62,872,146
                                                                        -------------   -------------
                                                                        -------------   -------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of $113,267,509; and
    $62,004,422; respectively, and 14,889,405; and 7,596,755 shares
    outstanding; respectively)........................................          $7.61          $8.16
                                                                        -------------   -------------
  Class B shares (based on net assets of $7,529,601; and $113,833;
    respectively, and 990,294; and 14,004 shares outstanding;
    respectively).....................................................          $7.60          $8.13
                                                                        -------------   -------------
  Class C shares (based on net assets of $2,179,995; and $29,954;
    respectively, and 287,148; and 3,675 shares outstanding;
    respectively).....................................................          $7.59          $8.15
                                                                        -------------   -------------
  Class H shares (based on net assets of $23,861,840; and $723,937;
    respectively, and 3,139,420; and 89,086 shares outstanding;
    respectively).....................................................          $7.60          $8.13
                                                                        -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS ADVANTAGE PORTFOLIOS, INC.

Statements of Operations

For the Year Ended October 31, 1995

--------------------------------------------------------------------------------
                                                                                         GOVERNMENT
                                                                            HIGH            TOTAL
                                                                            YIELD          RETURN
                                                                          PORTFOLIO       PORTFOLIO
                                                                        -------------   -------------
NET INVESTMENT INCOME:
  Income:
    Interest income...................................................  $ 14,268,702    $  4,978,914
    Fee income (Note 1)...............................................        23,440           6,842
                                                                        -------------   -------------
  Total Income........................................................    14,292,142       4,985,756
                                                                        -------------   -------------
  Expenses:
    Investment advisory and management fees (Note 2)..................       874,371         517,700
    Distribution fees (Class A) (Note 2)..............................       367,747         228,911
    Distribution fees (Class B) (Note 2)..............................        23,433             236
    Distribution fees (Class C) (Note 2)..............................         8,906             156
    Distribution fees (Class H) (Note 2)..............................        94,620           2,505
    Registration fees.................................................        72,500          54,106
    Shareholders' notices and reports.................................        41,250          19,212
    Legal and auditing fees (Note 2)..................................        26,850          28,585
    Custodian fees....................................................        29,500          23,664
    Directors' fees and expenses......................................         9,500           5,017
    Other.............................................................         9,657           7,535
                                                                        -------------   -------------
  Total Expenses......................................................     1,558,334         887,627
                                                                        -------------   -------------
NET INVESTMENT INCOME.................................................    12,733,808       4,098,129
                                                                        -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
  Net realized loss from security transactions........................   (13,580,003)     (2,921,938)
  Net change in unrealized appreciation of investments................     9,314,020       7,035,529
                                                                        -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS........................................    (4,265,983)      4,113,591
                                                                        -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $  8,467,825    $  8,211,720
                                                                        -------------   -------------
                                                                        -------------   -------------

FORTIS ADVANTAGE PORTFOLIOS, INC.

Statements of Changes in Net Assets

HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
                                                                           FOR THE         FOR THE
                                                                         YEAR ENDED      YEAR ENDED
                                                                         OCTOBER 31,     OCTOBER 31,
                                                                            1995            1994
                                                                        -------------   -------------
OPERATIONS:
  Net investment income...............................................  $  12,733,808   $  9,248,772
  Net realized gain (loss) from security transactions.................    (13,580,003)       806,811
  Net change in unrealized appreciation (depreciation) of investments
    in securities.....................................................      9,314,020     (9,512,273)
                                                                        -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................      8,467,825        543,310
                                                                        -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................................................    (11,554,220)    (9,506,269)
    Class B...........................................................       (234,800)            --
    Class C...........................................................        (90,925)            --
    Class H...........................................................       (955,294)            --
  Excess distributions of net realized gains
    Class A...........................................................       (528,575)       (45,321)
    Class B...........................................................        (10,742)            --
    Class C...........................................................         (4,160)            --
    Class H...........................................................        (43,702)            --
                                                                        -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................................    (13,422,418)    (9,551,590)
                                                                        -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (4,938,047 and 6,891,317 shares)..........................     38,455,673     58,803,866
    Class B (1,018,845 shares)........................................      7,922,888             --
    Class C (289,026 shares)..........................................      2,255,501             --
    Class H (3,315,347 shares)........................................     25,836,255             --
  Proceeds from shares issued as a result of reinvested dividends
    Class A (991,834 and 719,057 shares)..............................      7,704,696      6,047,165
    Class B (15,217 shares)...........................................        117,480             --
    Class C (8,061 shares)............................................         62,290             --
    Class H (64,902 shares)...........................................        502,965             --
  Less cost of repurchase of shares
    Class A (3,522,187 and 3,616,490 shares)..........................    (27,386,262)   (30,627,112)
    Class B (43,768 shares)...........................................       (337,347)            --
    Class C (9,939 shares)............................................        (77,278)            --
    Class H (240,829 shares)..........................................     (1,874,246)            --
                                                                        -------------   -------------
NET INCREASE IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS............     53,182,615     34,223,919
                                                                        -------------   -------------
TOTAL INCREASE IN NET ASSETS..........................................     48,228,022     25,215,639
NET ASSETS:
  Beginning of year...................................................     98,610,923     73,395,284
                                                                        -------------   -------------
  End of year (includes undistributed net investment income of $98,588
    and $199,411, respectively).......................................  $ 146,838,945   $ 98,610,923
                                                                        -------------   -------------
                                                                        -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS ADVANTAGE PORTFOLIOS, INC.

Statement of Changes in Net Assets

GOVERNMENT TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
                                                                           FOR THE         FOR THE
                                                                         YEAR ENDED      YEAR ENDED
                                                                         OCTOBER 31,     OCTOBER 31,
                                                                            1995            1994
                                                                        -------------   -------------
OPERATIONS:
  Net investment income...............................................  $  4,098,129    $  5,024,228
  Net realized loss from security transactions........................    (2,921,938)     (4,120,660)
  Net change in unrealized appreciation (depreciation) of investments
    in securities.....................................................     7,035,529      (7,013,797)
                                                                        -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     8,211,720      (6,110,229)
                                                                        -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................................................    (4,016,921)     (5,025,096)
    Class B...........................................................        (1,212)             --
    Class C...........................................................          (818)             --
    Class H...........................................................       (13,247)             --
  Excess distributions of net realized gains
    Class A...........................................................      (613,905)     (1,152,236)
    Class B...........................................................          (185)             --
    Class C...........................................................          (125)             --
    Class H...........................................................        (2,024)             --
  Tax return of capital
    Class A...........................................................       (53,495)             --
    Class B...........................................................           (16)             --
    Class C...........................................................           (11)             --
    Class H...........................................................          (176)             --
                                                                        -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................................    (4,702,135)     (6,177,332)
                                                                        -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (141,987 and 690,778 shares)..............................     1,109,300       5,875,894
    Class B (13,877 shares)...........................................       111,920              --
    Class C (3,791 shares)............................................        29,784              --
    Class H (130,817 shares)..........................................     1,049,649              --
  Proceeds from shares issued as a result of reinvested dividends
    Class A (358,635 and 433,482 shares)..............................     2,836,471       3,609,513
    Class B (132 shares)..............................................         1,062              --
    Class C (52 shares)...............................................           413              --
    Class H (934 shares)..............................................         7,504              --
  Less cost of repurchase of shares
    Class A (1,962,482 and 2,074,479 shares)..........................   (15,481,356)    (17,294,834)
    Class B (5 shares)................................................           (35)             --
    Class C (168 shares)..............................................        (1,363)             --
    Class H (42,665 shares)...........................................      (342,068)             --
                                                                        -------------   -------------
NET DECREASE IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS............   (10,678,719)     (7,809,427)
                                                                        -------------   -------------
TOTAL DECREASE IN NET ASSETS..........................................    (7,169,134)    (20,096,988)
NET ASSETS:
  Beginning of year...................................................    70,041,280      90,138,268
                                                                        -------------   -------------
  End of year (including distributions in excess of net investment
    income of $120,344 and $186,275, respectively)....................  $ 62,872,146    $ 70,041,280
                                                                        -------------   -------------
                                                                        -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS ADVANTAGE PORTFOLIOS, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
   Fortis Advantage Portfolios, Inc. ("Fortis Advantage") is a diversified, open-end management investment company which currently is comprised of four separate investment portfolios and series of capital stock: Asset Allocation Portfolio, Capital Appreciation Portfolio, High Yield Portfolio, and Government Total Return Portfolio, each of which has different investment objectives and its own investment portfolio and net asset value. Two of the portfolios, High Yield and Government Total Return, are included in this report. The other two have a fiscal year-end of August 31 and were included in a report for all Fortis Stock Funds dated August 31, 1995. The Articles of Incorporation of Fortis Advantage permits the Board of Directors to create additional portfolios in the future. The fund offers Class A, Class B, Class C and Class H shares. The fund began to issue multiple class shares effective November 14, 1994. Class A shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price; listed securities and over-the-counter securities for which no sale was reported are valued at the last reported bid price. Long-term debt securities are valued at current market prices on the basis of valuations furnished by an independent pricing service. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Government Total Return Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuation and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of October 31, 1995, the portfolio had entered into outstanding when-issued or forward commitments of $987,656.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, except for original issue discount, the High Yield portfolio does not amortize bond premium and discount. For Government Total Return Portfolio, interest income includes amortization of bond premium and discount.
   For the year ended October 31, 1995, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                       COST OF       PROCEEDS
                                                      PURCHASES     FROM SALES
                                                     ------------  ------------
High Yield Portfolio...............................  $156,851,753  $112,362,791
Government Total Return Portfolio..................    56,741,226    70,400,979

   LENDING OF PORTFOLIO SECURITIES: At October 31, 1995 securities were on loan to brokers from the Fund. For collateral, the Funds' custodian received cash which is maintained in a separate account and invested by the custodian in short term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers. Fee income from securities lending was as follows for the year ended October 31, 1995:

                                                                          FEE INCOME
                                                                             FOR
                                               SECURITIES                TWELVE-MONTH
FUND                                             ON LOAN    COLLATERAL      PERIOD
---------------------------------------------  -----------  -----------  ------------
High Yield Portfolio.........................  $13,103,193  $14,001,600    $23,440
Government Total Return Portfolio............           --           --      6,842

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. For tax purposes, each portfolio is a single taxable entity.

   On a calendar year basis, each portfolio intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of the recognition of market discount as ordinary income for tax purposes for High Yield Portfolio, the non-recognition of premium amortization as a reduction of ordinary income for tax purposes for Government Total Return Portfolio, and wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of certain current year permanent book-to-tax differences is reflected as excess distributions of net realized gains in the statements of changes in net assets and the financial highlights.

   On the Statement of Assets and Liabilities, due to permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in a reclassification adjustment to reduce (increase) paid-in-capital by the following:

                                                            GOVERNMENT
                                                              TOTAL
                                               HIGH YIELD     RETURN
                                               PORTFOLIO    PORTFOLIO
                                               ----------   ----------
Accumulated Net Realized Gain (Loss).........     $ --       $635,861
Undistributed Net Investment Income..........      608             --
                                                 -----      ----------
Paid-in-Capital..............................     $608       $635,861
                                                 -----      ----------

FORTIS ADVANTAGE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

   For federal income tax purposes the portfolios had the following capital loss carryovers at October 31, 1995, which, if not offset by subsequent capital gains, will expire in 1996 through 2003.

High Yield Portfolio..............................................  $14,865,044
Government Total Return Portfolio.................................   13,273,987

   It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryovers have been offset or expired.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: It is the policy of High Yield Portfolio and Government Total Return Portfolio to declare daily and pay monthly distributions from net investment income. Distributions of net realized capital gains, if any, are made annually by each portfolio. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the portfolio at net asset value without any charge to the shareholder.

   ILLIQUID SECURITIES: At October 31, 1995, investments in securities for the High Yield Portfolio included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at October 31, 1995, was $9,980,799 for the High Yield Portfolio which represents 6.79% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for each portfolio. Investment advisory and management fees are computed for High Yield Portfolio at an annual rate of .80% for the first $50 million of average net assets and .70% for assets over $50 million. The fee for Government Total Return Portfolio is computed at an annual rate of .80% of the first $50 million of average daily net assets, .75% of the next $450 million, and .70% of net assets in excess of $500 million.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A for each of High Yield and Government Total Return Portfolios and 1.00% (Class B, C and H) of average daily net assets (of the respective classes for each of the portfolios) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc. also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating $789,688 for Class A, $3,288 for Class B, $304 for Class C, and $21,799 for Class H for High Yield Portfolio; and $35,205 for Class A, $13 for Class C, and $34 for Class H for Government Total Return Portfolio, for the year ended October 31, 1995.

   Legal fees and expenses aggregating $10,000 and $5,999 for High Yield Portfolio and Government Total Return Portfolios, respectively, for the year ended October 31, 1995, were paid to a law firm of which the secretary of Fortis Advantage is a partner.

FORTIS ADVANTAGE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios was as follows:

                                                                                           Class A
                                                                                For the Year Ended October 31,
                                                                   --------------------------------------------------------
HIGH YIELD PORTFOLIO                                                 1995        1994        1993        1992        1991
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................  $   7.90     $  8.65     $  8.00     $  7.82     $  5.72
                                                                   --------     -------     -------     -------     -------
Operations:
  Investment income-net..........................................       .86         .86         .87         .85         .95
  Net realized and unrealized gain (loss) on investments.........      (.25)       (.72)        .68         .22        2.03
                                                                   --------     -------     -------     -------     -------
Total from operations............................................       .61         .14        1.55        1.07        2.98
                                                                   --------     -------     -------     -------     -------
Distributions to shareholders:
  From investment income-net.....................................      (.86)       (.89)       (.89)       (.85)       (.88)
  Excess distributions of net realized gains.....................      (.04)         --        (.01)       (.04)         --
                                                                   --------     -------     -------     -------     -------
Total distributions to shareholders..............................      (.90)       (.89)       (.90)       (.89)       (.88)
                                                                   --------     -------     -------     -------     -------
Net asset value, end of period...................................  $   7.61     $  7.90     $  8.65     $  8.00     $  7.82
                                                                   --------     -------     -------     -------     -------
Total return@....................................................      8.07%       1.48%      20.33%      14.20%      55.78%
Net assets at end of period (000's omitted)......................  $113,268     $98,611     $73,395     $45,628     $31,250
Ratio of expenses to average daily net assets....................      1.25%       1.23%       1.29%       1.33%       1.51%
Ratio of net investment income to average daily net assets.......     10.61%      10.18%      10.43%      10.34%      13.80%
Portfolio turnover rate..........................................       101%         63%         95%         80%         61%

                                                              Class B     Class C     Class H
HIGH YIELD PORTFOLIO                                           1995+       1995+       1995+
----------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $ 7.87      $ 7.87      $  7.87
                                                              -------     -------     --------
Operations:
  Investment income-net.....................................     .78         .78          .78
  Net realized and unrealized gains (losses) on
    investments.............................................    (.23)       (.24)        (.23)
                                                              -------     -------     --------
Total from operations.......................................     .55         .54          .55
                                                              -------     -------     --------
Distribution to shareholders:
  From investment income-net................................    (.78)       (.78)        (.78)
  Excess distributions of net realized gains................    (.04)       (.04)        (.04)
                                                              -------     -------     --------
Total distributions to shareholders.........................    (.82)       (.82)        (.82)
                                                              -------     -------     --------
Net asset value, end of period..............................  $ 7.60      $ 7.59      $  7.60
                                                              -------     -------     --------
Total Return@...............................................    7.25%       7.12%        7.25%
Net assets end of period (000's omitted)....................  $7,530      $2,180      $23,862
Ratio of expenses to average daily net assets...............    1.90%*      1.90%*       1.90%*
Ratio of net investment income to average daily net
  assets....................................................    9.66%*      9.83%*       9.81%*
Portfolio turnover rate.....................................     101%**      101%**       101%**

 *Annualized.
**For the period ended October 31, 1995. Portfolio turnover computed at the fund level.
@These are the Fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
 +For the period from November 14, 1994 (commencement of operations) to October
  31, 1995.

FORTIS ADVANTAGE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):

                                                                                            Class A
                                                                   ----------------------------------------------------------
                                                                                                               For the Period
                                                                                                               April 27, 1991
                                                                        For the Year Ended October 31,               to
                                                                   ----------------------------------------     October 31,
GOVERNMENT TOTAL RETURN PORTFOLIO                                   1995       1994       1993       1992         1991***
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................  $  7.73    $  9.01    $  8.88    $  9.11       $  9.06
                                                                   -------    -------    -------    -------    --------------
Operations:
  Investment income-net..........................................      .48        .52        .52        .63           .31
  Net realized and unrealized gain (loss) on investments.........      .51      (1.16)       .33       (.13)          .13
                                                                   -------    -------    -------    -------    --------------
Total from operations............................................      .99       (.64)       .85        .50           .44
                                                                   -------    -------    -------    -------    --------------
Distributions to shareholders:
  From investment income-net.....................................     (.48)      (.52)      (.53)      (.59)         (.37)
  Excess distributions of net realized gains.....................     (.07)      (.12)      (.19)      (.14)         (.02)
  Tax return of capital..........................................     (.01)        --         --         --            --
                                                                   -------    -------    -------    -------    --------------
Total distributions to shareholders..............................     (.56)      (.64)      (.72)      (.73)         (.39)
                                                                   -------    -------    -------    -------    --------------
Net asset value, end of period...................................  $  8.16    $  7.73    $  9.01    $  8.88       $  9.11
                                                                   -------    -------    -------    -------    --------------
Total return@....................................................    13.35%     (7.38%)     9.87%      5.73%         4.98%
Net assets at end of period (000's omitted)......................  $62,004    $70,041    $90,138    $94,336       $70,912
Ratio of expenses to average daily net assets....................     1.35%      1.28%      1.25%      1.25%         1.25%*
Ratio of net investment income to average daily net assets.......     6.24%      6.20%      5.81%      6.64%         6.74%*
Portfolio turnover rate..........................................       91%       135%       113%       122%          118%

                                               Class B       Class C       Class H
GOVERNMENT TOTAL RETURN PORTFOLIO               1995+         1995+         1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period.........  $  7.64       $  7.64       $  7.64
                                               --------      --------      --------
Operations:
  Investment income-net......................      .41           .41           .41
  Net realized and unrealized gains (losses)
    on investments...........................      .57           .59           .57
                                               --------      --------      --------
Total from operations........................      .98          1.00           .98
                                               --------      --------      --------
Distribution to shareholders:
  From investment income-net.................     (.41)         (.41)         (.41)
  Excess distributions of net realized
    gains....................................     (.07)         (.07)         (.07)
  Tax return of capital......................     (.01)         (.01)         (.01)
                                               --------      --------      --------
Total distributions to shareholders..........     (.49)         (.49)         (.49)
                                               --------      --------      --------
Net asset value, end of period...............  $  8.13       $  8.15       $  8.13
                                               --------      --------      --------
Total Return@................................    13.26%        13.53%        13.27%
Net assets end of period (000's omitted).....  $   114       $    30       $   724
Ratio of expenses to average daily net
  assets.....................................     2.00%*        2.00%*        2.00%*
Ratio of net investment income to average
  daily net assets...........................     4.93%*        5.20%*        5.08%*
Portfolio turnover rate......................       91%**         91%**         91%**

  *Annualized.
 **For the period ended October 31, 1995. Portfolio turnover computed at the fund level.
***Fortis Advisers, Inc. assumed management of the fund on April 27, 1991
   (formerly Olympus U.S. Government Plus Fund).
 @These are the Fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
  +For the period from November 14, 1994 (commencement of operations) to October
   31, 1995.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Fortis Advantage Portfolios, Inc:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of High Yield Portfolio and Government Total Return Portfolio (portfolios within Fortis Advantage Portfolios, Inc.) as of October 31, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended October 31, 1995, and the financial highlights presented in footnote 3 to the financial statements. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Portfolio and Government Total Return Portfolio at October 31, 1995 and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period ended October 31, 1995, and the financial highlights presented in footnote 3 to the financial statements, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
December 8, 1995

DIRECTORS

RICHARD W. CUTTING
CPA and Financial Consultant

ALLEN R. FREEDMAN
Chairman and Chief Executive Officer
Fortis, Inc.;
Managing Director of
Fortis International, N.V.

DR. ROBERT M. GAVIN
President
Macalester College

BENJAMIN S. JAFFRAY
Chairman
Sheffield Group, Ltd.

JEAN L. KING
President
Communi-King

DEAN C. KOPPERUD
Chief Executive Officer
  and Director
Fortis Advisers, Inc.
President and Director
Fortis Investors, Inc.
Senior Vice President and Director of Fortis Benefits
  Insurance Company and
  Time Insurance
  Company

EDWARD M. MAHONEY
Prior to January, 1995, Chairman and Chief Executive Officer
Fortis Advisers, Inc.
Fortis Investors, Inc.

ROBB L. PRINCE
Prior to July, 1995,
  Vice President and
  Treasurer
Jostens, Inc.

LEONARD J. SANTOW
Principal
Griggs & Santow, Inc.

JOSEPH M. WIKLER
Investment Consultant and Private Investor
Prior to January, 1994, Director of Research,
  Chief Investment Officer,
  Principal, and Director
  The Rothschild Co.
OFFICERS

DEAN C. KOPPERUD
President and Director

ROBERT W. BELTZ, JR.
Vice President

JAMES S. BYRD
Vice President

CHARLES J. DUDLEY
Vice President

THOMAS D. GUALDONI
Vice President

MAROUN M. HAYEK
Vice President

HOWARD G. HUDSON
Vice President

ROBERT C. LINDBERG
Vice President

LARRY A. MEDIN
Vice President

KEVIN J. MICHELS
Vice President

JON H. NICHOLSON
Vice President

JOHN W. NORTON
Vice President

FRED OBSER
Vice President

DENNIS M. OTT
Vice President

DAVID A. PETERSON
Vice President

NICHOLAS L. M. DE PEYSTER
Vice President

STEPHEN M. POLING
Vice President

STEPHEN M. RICKERT
Vice President

RICHARD P. ROCHE
Vice President

ANTHONY J. ROTONDI
Vice President

KEITH R. THOMSON
Vice President

CHRISTOPHER J. WOODS
Vice President

GARY N. YALEN
Vice President

MICHEAL J. RADMER
Secretary

TAMARA L. FAGELY
Treasurer

INVESTMENT MANAGER, REGISTRAR AND
  TRANSFER AGENT
Fortis Advisers, Inc.
Box 64284
St. Paul, Minnesota 55164

PRINCIPAL UNDERWRITER
Fortis Investors, Inc.
Box 64284
St. Paul, Minnesota 55164

CUSTODIAN
Norwest Bank
  Minnesota, N.A.
Minneapolis, Minnesota

GENERAL COUNSEL
Dorsey & Whitney P.L.L.P.
Minneapolis, Minnesota

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
Minneapolis, Minnesota

THE USE OF THIS MATERIAL IS AUTHORIZED ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL FUNDS/PORTFOLIOS

Fortis Stock Funds
FORTIS ASSET ALLOCATION PORTFOLIO
FORTIS CAPITAL FUND
FORTIS FIDUCIARY FUND
FORTIS GROWTH FUND
FORTIS CAPITAL APPRECIATION PORTFOLIO
FORTIS GLOBAL GROWTH PORTFOLIO

Fortis Bond Funds
FORTIS MONEY FUND
FORTIS U.S. GOVERNMENT SECURITIES FUND
FORTIS GOVERNMENT TOTAL RETURN PORTFOLIO
FORTIS TAX-FREE MINNESOTA PORTFOLIO
FORTIS TAX-FREE NATIONAL PORTFOLIO
FORTIS TAX-FREE NEW YORK PORTFOLIO
FORTIS HIGH YIELD PORTFOLIO

FIXED AND VARIABLE ANNUITIES

Fortis Opportunity Fixed
  & Variable Annuity
Masters Variable Annuity
FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GLOBAL GROWTH
GROWTH STOCK
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Fortune Fixed Annuities
SINGLE PREMIUM ANNUITY
FLEXIBLE PREMIUM ANNUITY

Income Annuities
GUARANTEED FOR LIFE
GUARANTEED FOR A SPECIFIC PERIOD

LIFE AND DISABILITY

WALL STREET SERIES VUL 100, 220 & 500

FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GROWTH STOCK
GLOBAL GROWTH
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Adaptable Life
Universal Life
Disability

FORTIS-Registered Trademark-

THE FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS FINANCIAL GROUP

     Fortis Financial Group (FFG) is a premier provider of insurance and investment portfolios whose fund manager, Fortis Advisers, Inc. has established a nation wide reputation for money management. Through Fortis Investors, Inc., FFG offers mutual funds, annuities and variable universal life insurance. Life and disability products are issued and underwritten by Time Insurance Company and Fortis Benefits Insurance Company.

     With more than $5 billion assets under management, FFG is part of Fortis, a $100 billion worldwide financial services and insurance organization represented in 11 countries.

     Like the Fortis name, which comes from the Latin for steadfast, our focus is on the long-term in all we do: the relationships we build, the performance we seek, the service we provide and the products we offer.


FORTIS-Registered Trademark-                                 BULK RATE
FORTIS FINANCIAL GROUP                                      US POSTAGE
P.O. BOX 64284                                                 PAID
ST. PAUL, MN 55164                                        PERMIT NO. 3794
                                                          MINNEAPOLIS, MN


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95558 (Ed. 12/95)